Commitments and Contingencies-Contractual Revenue (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Unbilled Receivables, Not Billable at Balance Sheet Date [Abstract]
June 30, 2013	$ 1,019,670
June 30, 2014	737,057
June 30, 2015	670,175
June 30, 2016	$ 124,963